Vessels (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 09, 2020	Dec. 31, 2020	Dec. 21, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2017	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 93,627		$ 0	$ 17,136
Loss on sale of property, plant and equipment		(6,451)		(0)	(364)
Long-term lease receivable		27,294		13,000
Operating Lease, Liability		67,110		21,428
Operating Lease, Right-of-Use Asset		67,110		21,428
Operating Lease, Liability, Current		20,976		7,534
Operating Lease, Liability, Noncurrent		46,134		13,894
Sublease Income		29,355		15,408	11,599
Carrying amount of vessels		3,618,309		3,610,590
Impairment of Long-Lived Assets to be Disposed of					0
Asset Impairment Charges		$ 28,776		$ 27,613	65,965
Caribbean Voyager Tanker [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		January 7, 2020
Apollo Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		September 21, 2020
Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		November 10, 2020
Caribbean Voyager, Apollo Voyages and Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Acquisition of newly constructed vessels		$ 197,845
Mediterranean Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				October 21, 2019
Acquisition of newly constructed vessels				$ 51,980
Silia T, Didimon and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		93,627
Loss on sale of property, plant and equipment		6,451
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities						$ 65,200
Long-term lease receivable						$ 13,000
Sale Leaseback Transaction, Lease Terms						five-year
Operating Lease, Right-of-Use Asset		$ 15,302
Operating Lease, Weighted Average Discount Rate, Percent		5.45%
Operating Lease, Weighted Average Remaining Lease Term		1 year 11 months 19 days		2 years 11 months 23 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 61,070
Long-term lease receivable	$ 11,800
Sale Leaseback Transaction, Lease Terms	five-year
Operating Lease, Right-of-Use Asset		$ 37,329
Operating Lease, Weighted Average Discount Rate, Percent		4.41%
Operating Lease, Weighted Average Remaining Lease Term		4 years 7 days
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 24,527
Long-term lease receivable			$ 4,425
Sale Leaseback Transaction, Lease Terms			five-year
Operating Lease, Liability			$ 5,148
Operating Lease, Right-of-Use Asset		$ 14,479
Operating Lease, Weighted Average Discount Rate, Percent		3.15%
Operating Lease, Weighted Average Remaining Lease Term		4 years 11 months 19 days
Fair value of vessels							$ 22,750
Arctic And Antarctic Tankers [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of vessels		$ 69,326
Fair value of vessels		54,000
Impairment of Long-Lived Assets to be Disposed of		15,326
Izumo Princess And Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of		$ 13,450
Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess, Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 26,613
Silia T, Byzantion, Bosporos, Selini and Salamina [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 65,965